Share-Based Compensation Plans	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation Plans
Share-Based Compensation Plans

We account for share-based payments according to the accounting guidance on share-based payments. During 2016, 2015 and 2014, we recognized $27.1, $31.1 and $40.6, respectively, in share-based compensation expense related to stock options, deferred stock, restricted stock and performance share units, all of which is recorded in selling and administrative expenses. The total income tax benefit recognized related to share-based compensation during 2016, 2015 and 2014 was $7.4, $16.9 and $12.2, respectively. Consideration received from share-based awards for 2016, 2015 and 2014 was $19.7, $70.1 and $25.5, respectively. The excess income tax benefit recognized related to share-based compensation awards, which is recorded in capital in excess of par value, for 2016, 2015 and 2014 was approximately $0.8, $7.4 and $4.6, respectively. We recognize compensation expense on grants of share-based compensation awards on a straight-line basis over the vesting period of each award.

Stock Options

All share-based compensation is granted under the 2011 Equity Incentive Plan of Manpower Inc. (“2011 Plan”). Options and stock appreciation rights are granted at a price not less than 100% of the fair market value of the common stock at the date of grant. Generally, options are granted with a ratable vesting period of up to four years and expire ten years from date of grant. No stock appreciation rights had been granted or were outstanding as of December 31, 2016 or 2015.

A summary of stock option activity is as follows:

	Shares (000)	Wtd. Avg. Exercise Price Per Share	Wtd. Avg. Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding, January 1, 2014	2,783	$57
Granted	204	77
Exercised	(473)	53		$13
Expired or cancelled	(30)	43
Outstanding, December 31, 2014	2,484	$59	4.7	$28
Vested or expected to vest, December 31, 2014	2,476	$59	4.5
Exercisable, December 31, 2014	1,957	$59	3.7	$23
Outstanding, January 1, 2015	2,484	$59
Granted	147	77
Exercised	(1,255)	56		$39
Expired or cancelled	(104)	56
Outstanding, December 31, 2015	1,272	$64	5.2	$26
Vested or expected to vest, December 31, 2015	1,267	$64	5.2
Exercisable, December 31, 2015	911	$62	4.0	$20
Outstanding, January 1, 2016	1,272	$64
Granted	166	75
Exercised	(279)	63		$5
Expired or cancelled	(32)	67
Outstanding, December 31, 2016	1,127	$66	4.9	$26
Vested or expected to vest, December 31, 2016	1,122	$66	4.9
Exercisable, December 31, 2016	756	$62	3.3	$20

Options outstanding and exercisable as of December 31, 2016 were as follows:

	Options Outstanding			Options Exercisable
Exercise Price	Shares (000)	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Shares (000)	Weighted-Average Exercise Price
$27-$36	32	2.1	$31	32	$31
$37-$48	70	3.9	45	70	45
$49-$58	306	3.5	54	270	54
$59-$93	719	5.7	75	384	74
	1,127	4.9	$66	756	$62

We have recognized expense of $3.0, $3.2 and $6.8 related to stock options for the years ended December 31, 2016, 2015 and 2014, respectively. The total fair value of options vested during the same periods was $2.5, $3.2 and $11.1, respectively. As of December 31, 2016, total unrecognized compensation cost was approximately $3.0, net of estimated forfeitures, which we expect to recognize over a weighted-average period of approximately 1.3 years.

We estimated the fair value of each stock option on the date of grant using the Black-Scholes option pricing model and the following assumptions:

Year Ended December 31	2016	2015	2014
Average risk-free interest rate	1.4%	1.6%	1.8%
Expected dividend yield	2.1%	1.5%	1.2%
Expected volatility	33.0%	32.0%	37.0%
Expected term (years)	6.0	6.0	5.9

The average risk-free interest rate is based on the five-year United States Treasury security rate in effect as of the grant date. The expected dividend yield is based on the expected annual dividend as a percentage of the market value of our common stock as of the grant date. We determined expected volatility using a weighted average of daily historical volatility (weighted 75%) of our stock price over the past five years and implied volatility (weighted 25%) based upon exchange traded options for our common stock. We believe that a blend of historical volatility and implied volatility better reflects future market conditions and better indicates expected volatility than considering purely historical volatility. We determined the expected term of the stock options using historical data. The weighted-average grant-date fair value per option granted during the year was $19.68, $21.66 and $25.64 in 2016, 2015 and 2014, respectively.

Deferred Stock

Our non-employee directors may elect to receive deferred stock in lieu of part or all of their annual cash retainer otherwise payable to them. The number of shares of deferred stock is determined pursuant to a formula set forth in the terms and conditions adopted under the 2011 Plan; the deferred stock is settled in shares of common stock according to these terms and conditions. As of December 31, 2016, 2015 and 2014, there were 39,805, 36,091 and 33,985, respectively, shares of deferred stock awarded under this arrangement, all of which are vested.

Non-employee directors also receive an annual grant of deferred stock (or restricted stock, if they so elect) as additional compensation for board service. The award vests in equal quarterly installments over one year and the vested portion of the deferred stock is settled in shares of common stock either upon a director’s termination of service or three years after the date of grant (which may in most cases be extended at the directors’ election) in accordance with the terms and conditions under the 2011 Plan. As of December 31, 2016, 2015 and 2014, there were 8,388, 7,920 and 5,199, respectively, shares of deferred stock and 9,966, 13,860 and 10,248, respectively, shares of restricted stock granted under this arrangement, all of which are vested, except for 1,752 shares of restricted stock granted in 2015 that were cancelled. We recognized expense of $1.1, $0.8 and $0.7 related to deferred stock in 2016, 2015 and 2014, respectively.

Restricted Stock

We grant restricted stock and restricted stock unit awards to certain employees and to non-employee directors who may elect to receive restricted stock rather than deferred stock as described above. Restrictions lapse over periods ranging up to six years, and in some cases upon retirement. We value restricted stock awards at the closing market value of our common stock on the date of grant.

A summary of restricted stock activity is as follows:

	Shares (000)	Wtd. Avg. Price Per Share	Wtd. Avg. Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Unvested, January 1, 2014	627	$54	1.3
Granted	169	77
Vested	(283)	63
Forfeited	(50)	53
Unvested, December 31, 2014	463	$57	1.2
Granted	179	$76
Vested	(217)	59
Forfeited	(20)	60
Unvested, December 31, 2015	405	$64	1.3
Granted	232	$75
Vested	(172)	62
Forfeited	(14)	76
Unvested, December 31, 2016	451	$70	1.4	$40

During 2016, 2015 and 2014, we recognized $13.8, $9.9 and $12.9, respectively, of expense related to restricted stock awards. As of December 31, 2016, there was approximately $13.1 of total unrecognized compensation cost related to unvested restricted stock, which we expect to recognize over a weighted-average period of approximately 2.0 years.

Performance Share Units

Our 2011 Plan allows us to grant performance share units. We grant performance share units with a performance period ranging from one to three years. Vesting of units occurs at the end of the performance period or after a subsequent holding period, except in the case of termination of employment where the units are forfeited immediately. Upon retirement, a prorated number of units vest depending on the period worked from the grant date to retirement date or in certain cases all of the units vest. In the case of death or disability, the units immediately vest at the Target Award level if the death or disability date is during the performance period, or at the level determined by the performance criteria met during the performance period if the death or disability occurs during the subsequent holding period. The units are settled in shares of our common stock. A payout multiple is applied to the units awarded based on the performance criteria determined by the Executive Compensation and Human Resources Committee of the Board of Directors at the time of grant.

In the event the performance criteria exceeds the Target Award level, an additional number of shares, up to the Outstanding Award level, may be granted. In the event the performance criteria falls below the Target Award level, a reduced number of shares, as low as the Threshold Award level, may be granted. If the performance criteria falls below the Threshold Award level, no shares will be granted.

A summary of the performance share units detail by grant year is as follows:

	2013	2014	2015	2016
Grant Date(s)	February 14, 2013	February 11, 2014 and May 1, 2014	February 11, 2015	February 16, 2016

Performance Period (years)	2013	2014-2016	2015-2017	2016-2018
Vesting Date(s)	50% on December 31, 2014 and 2015	100% in February, 2017(a)	100% in February, 2018(a)	100% in February, 2019(a)

Payout Levels (in units):
Threshold Award	76,120	94,608	82,298	65,141
Target Award	152,240	189,215	164,595	130,282
Outstanding Award	304,480	378,430	329,190	260,564
Units Forfeited in 2016 (at Target Award level)	—	10,928	7,796	—
Shares Issued in 2016	56,059	—	—	—

(a) 2014, 2015 and 2016 awards are scheduled to vest in February 2017, 2018, and 2019, respectively, when the Executive Compensation and Human Resources Committee of the Board of Directors determines the achievement of the performance criteria.

We recognize and adjust compensation expense based on the likelihood of the performance criteria specified in the award being achieved. The compensation expense is recognized over the performance and holding periods and is recorded in selling and administrative expenses. We have recognized total compensation expense of $9.1, $17.1 and $20.1 in 2016, 2015 and 2014, respectively, related to the performance share units.

Other Stock Plans

Under the 1990 Employee Stock Purchase Plan, designated employees meeting certain service requirements may purchase shares of our common stock through payroll deductions. These shares may be purchased at their fair market value on a monthly basis. The current plan is non-compensatory according to the accounting guidance on share-based payments.

We also maintain the Savings Related Share Option Scheme for United Kingdom employees with at least one year of service. The employees are offered the opportunity to obtain an option for a specified number of shares of common stock at not less than 85% of its market value on the day prior to the offer to participate in the plan. Options vest after either three, five or seven years, but may lapse earlier. Funds used to purchase the shares are accumulated through specified payroll deductions over a 60-month period. We recognized an expense of $0.1 for shares purchased under the plan in each of 2016, 2015 and 2014.